UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2002.

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins      Baltimore, Maryland      November 20, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 130289

List of Other Included Managers: NONE



                                                           FORM 13F INFORMATION
TABLE

                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- --- -------- -------- --------

BIOMET INC                     COMM STK         090613100     5513  203838   SH
SOLE          26738         0   177100
ELECTRONIC DATA SYSTEMS        COMM STK         285661104    42310  729600   SH
SOLE         208700         0   520900
HELIX TECHNOLOGY CORP          COMM STK         423319102     2531  100000   SH
SOLE              0         0   100000
MCKESSON HBOC INC              COMM STK         58155Q103     6576  175691   SH
SOLE          84191         0    91500
MIDLAND CO                     COMM STK         597486109     5938  138792   SH
SOLE              0         0   138792
MOTOROLA INC                   COMM STK         620076109    13746  968000   SH
SOLE         788400         0   179600
NETWORK ASSOCIATES INC         COMM STK         640938106    40956 1692400   SH
SOLE         385400         0  1307000
REGENERATION TECHNOLOGIES      COMM STK         75886N100     1315  180596   SH
SOLE          52996         0   127600
STANDARD COMMERCIAL CORP       COMM STK         853258101      481   25000   SH
SOLE              0         0    25000
TRANSOCEAN SEDCO FOREX         COMM STK         G90078109    10923  328700   SH
SOLE         122900         0   205800